Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Tax related to Pension and OPEB liability	$ (260)	$ (19)